Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
+ Net profit (loss)	€ 1,507	€ (28,894)	€ (23,719)
Adjustments to reconcile profit (loss) [abstract]
+ Depreciation and amortization on tangible and intangible assets	1,724	1,654	1,832
+ Impairment and provisions	169	(392)	(179)
+ Expenses related to share-based compensation	610	578	245
- Loss (gain) on disposal of property, plant and equipment	(56)	(81)	(16)
+ Net finance expenses (revenue)	346	485	2,042
+ Income tax expense (benefit)	340	380	(116)
+ Other non-cash items	2,549	(878)	2,210
Operating cash flows before change in working capital	7,190	(27,148)	(17,702)
Changes In Working Capital [Abstract]
Decrease (increase) in trade receivables and other assets	23,965	(17,418)	(8,565)
(Decrease) increase in trade payables and other liabilities	(15,531)	(10,397)	(46,226)
Change in working capital	8,433	(27,815)	(54,791)
Income tax paid	(74)	(465)	(145)
Net cash flows provided by (used in) in operating activities	15,549	(55,429)	(72,638)
Purchase of interests in associates	0	0	41,525
Purchase of intangible assets, classified as investing activities	0	2,074	0
Cash flows from investment activities
- Acquisition of other intangible assets	(979)	(414)	251
+ Proceeds from disposal of / reimbursement of property, plant and equipment	80	172	20
- Acquisition of financial instruments	(140)	(12)	(5,012)
Proceeds from sales or maturity of financial instruments, classified as investing activities	0	4,562	0
Net cash flows provided by (used in ) investment activities	(1,039)	2,234	(46,266)
Cash flows from financing activities
+ Proceeds from issue of share capital (net)	61	0	5
+ Proceeds from new loans and borrowings net of issue costs	0	89	0
- Repayments of loans and borrowings	(9,170)	(3,619)	(628)
- Payments on lease debts	(1,113)	(1,075)	(1,120)
- Financial interests paid (including finance lease)	(2,134)	(2,201)	(2,180)
+ Financial interests received	1,786	1,709	137
Net cash flows provided by (used in ) financing activities	(10,570)	(5,098)	(3,786)
Increase (decrease) in cash and cash equivalents	3,939	(58,292)	(122,690)
Cash and cash equivalents at the beginning of the period	77,789	136,001	258,756
Effects of exchange rate changes on cash	60	80	(66)
Cash and cash equivalents at the end of the period	€ 81,788	€ 77,789	€ 136,001